CERTAIN TRANSACTIONS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
CERTAIN TRANSACTIONS

During the first quarter of 2011 and prior to the Share Exchange, InspireMD Ltd. raised approximately $990,000 and issued approximately 803,000 ordinary shares through private placements.

During the first quarter of 2011 and prior to the Share Exchange, InspireMD Ltd. granted 600,294 stock options to employees and consultants at a cash exercise price of $1.23 per share.  The options had terms of four to ten years.

 On January 4, 2011, InspireMD Ltd. entered into a convertible loan agreement with its distributer in Israel (the “Lender”), in the amount of $100,000 subject to the following conditions:

·	the convertible loan did not bear annual interest;
·	in the event of a share exchange or similar transaction, the Lender would have, at its sole discretion, the option to convert the loan into either (i) shares of the Company’s common stock at a price of $1.23 per share ($10 as relates to InspireMD Ltd.), or (ii) the Company’s product at a price of 400 euro per unit (which represents the market price for the Lender);
·	in the event that the Company did not close a share exchange or similar transaction by June 1, 2011, the Lender had the right to extend the loan and its terms for up to an additional 6 months (as noted in Note 1, the Exchange Agreement was closed on March 31, 2011); and
·	in no event was cash required to be repaid by the Company.

 On June 1, 2011, the Lender surrendered $100,000 of the convertible loan in exchange for 81,161 shares of common stock of the Company.

On February 20, 2011, the Company received a tax pre-ruling from the Israeli tax authorities according to section 103 of the Israeli tax law, with regards to the Share Exchange.  According to the tax pre-ruling, the exchange of shares and options of InspireMD Ltd. For shares and options of the Company pursuant to the Share Exchange will not result in an immediate tax event for InspireMD Ltd.’s former shareholders, but a deferred tax event, subject to certain conditions as stipulated in the tax pre-ruling.  The main condition of the tax pre-ruling is a restriction on the exchanged shares for two years from December 31, 2010 for shareholders holding over of 5%.

In March 2011, the Company granted a new fixed lien of $40,000 to Bank Mizrahi.

Pursuant to the Exchange Agreement, the Company assumed all of InspireMD Ltd.’s obligations under InspireMD Ltd.’s outstanding stock options.  Immediately prior to the Share Exchange, InspireMD Ltd. had outstanding stock options to purchase an aggregate of 937,256 ordinary shares, which outstanding options became options to purchase an aggregate of 7,606,770 shares of common stock of the Company after giving effect to the Share Exchange.  In addition, three-year warrants to purchase up to 125,000 ordinary shares of InspireMD Ltd. at an exercise price of $10 per share were assumed by the Company and converted into warrants to purchase 1,014,500 shares of the Company’s common stock at an exercise price of $1.23 per share.

In connection with the closing of the Share Exchange, the Company sold 6,454,002 shares of its common stock at a purchase price of $1.50 per share and five-year warrants to purchase up to 3,226,999 shares of common stock at an exercise price of $1.80 per share in a private placement to accredited investors (the “Private Placement”). As part of the Private Placement, certain holders of the 8% convertible debentures, in an aggregate principal amount of $1,580,000 (the “Bridge Notes”), surrendered $667,596 of outstanding principal and interest due under such Bridge Notes in exchange for 445,064 shares of common stock and warrants to purchase an aggregate of 225,532 shares of common stock (the “Debt Conversions”). The number of shares of common stock and warrants issued in connection with the Debt Conversions are included in the aggregate figures for the Private Placement.

As a result, the Company received aggregate cash proceeds of $9,013,404 in the Private Placement.  In addition, as a result of the Debt Conversions, there was $1,000,000 of unpaid principal outstanding under the Bridge Notes, which was repaid by the Company in May 2011.

In connection with the Private Placement, the Company paid placement agent fees of approximately $300,000 and issued five-year warrants to purchase 373,740 shares of the Company’s common stock at an exercise price of $1.80 per share to the placement agent for this Private Placement.  The fair value of the warrants is $212,000.

In connection with the Share Exchange, the Company also entered into a stock escrow agreement with certain stockholders, pursuant to which these stockholders deposited 1,015,622 shares of common stock held by them into escrow. These shares will be released to the Company for cancellation or surrender to an entity designated by the Company should the Company have $10 million in consolidated revenue, as certified by the Company’s independent auditors, during the first 12 months following the closing of the Private Placement, yet fail, after a good faith effort, to have the Company’s common stock approved for listing on a national securities exchange. On the other hand, should the Company fail to record at least $10 million in consolidated revenue during the first 12 months following the closing of the Private Placement or have its common stock listed on a national securities exchange within 12 months following the closing on the Private Placement, these escrowed shares shall be released back to the stockholders.

The shares of the Company’s common stock issued to the InspireMD Ltd. shareholders in connection with the Exchange Agreement and the shares of common stock issued to the investors in the Private Placement were not registered under the Securities Act of 1933, as amended.  These securities may not be offered or sold in the U.S. absent registration or an applicable exemption from the registration requirements.  Certificates representing these shares contain a legend stating the restrictions applicable to such shares.

On March 31, 2011, the Company issued certain consultants five-year warrants to purchase up to an aggregate of 2,500,000 shares of common stock at an exercise price of $1.50 per share in consideration for consulting services related to the Share Exchange, which warrants have a fair value of $1,500,000.  The expenses related to the issuance of the warrants are recorded as share-based compensation and treated as issuance costs.

On April 18, 2011, the Company issued 666,667 shares of its common stock and five-year warrants to purchase 333,333 shares of the Company’s common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $1,000,000 in a private placement.

On April 18, 2011, the Company issued 283,334 shares of its common stock and five-year term warrants to purchase 141,667 shares of the Company’s common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $425,000 in a private placement.

In connection with the above-referenced transactions from April 18, 2011, the Company paid placement agent fees of approximately $471,000 which were recorded as issuance costs and five-year term warrants to purchase 57,000 shares of the Company common stock at an exercise price of $1.80 per share to the placement agent in this private placement. The fair value of those warrants amounting to $67,000 is estimated using the Black-Scholes valuation model.

On April 21, 2011, the Company issued 33,333 shares of its common stock, and five-year term warrants to purchase 16,667 shares of the Company’s common stock at an exercise price of $1.80 per share, for an aggregate purchase price of $50,000 in a private placement.

During the nine month period ended September 30, 2011, the Company entered into investor relations consulting agreements (the “Consulting Agreements”) with investor relations companies (the “Advisors”) to provide investor relations services.  Pursuant to the Consulting Agreements, in addition to monthly fees in a range of $3,000 - $15,000, the Company issued to the Advisors:

·	a one-year warrant to purchase 81,161 shares of common stock of the Company at an exercise price of $1.23 per share, valued at $21,000
·	50,000 restricted shares of the Company’s common stock, valued at $62,000, and a five-year warrant to purchase 50,000 shares of common stock of the Company at an exercise price of $1.50 per share, valued at $30,000.

·	25,000 shares of the Company’s common stock, valued at $68,750.

The Company recorded share-based compensation expenses of $181,750 related to these issuances, during the nine month period ended September 30, 2011.

During the three month period ended June 30, 2011, the Company granted 1,087,225 stock options to employees and consultants at cash exercise prices of $1.23-$2.75 per share.  The options had terms of five years. In calculating the fair value of options granted under share-based remuneration arrangements the Company used the following assumptions: dividend yield of 0% and expected term of 2.85-5 years in each year; expected volatility of 63%-71%; and risk-free interest rate of 0.19%-3.39%.

During the three month period ended September 30, 2011, the Company cancelled 200,000 stock options of an employee that had a cash exercise price of $2.75 per share, and in exchange, issued, to the same employee, 200,000 shares of stock options at cash exercise prices of $1.93 per share.  The options had a term of five years, continuing from the original grant date.   For accounting purposes, the above mentioned transaction was treated as a modification to the original grant.  The Fair Value of the modification was $36,000 and used the following assumptions: dividend yield of 0% and expected term of 3-4 years in each year; expected volatility of 67%-70%; and risk-free interest rate of 0.33%-0.65%

In addition to the above mentioned stock option grant, the Company granted an additional 95,000 stock options to employees and consultants at cash exercise prices of $1.93-$2.00 per share during the three month period ended September 30, 2011. In calculating the fair value of options granted under share-based remuneration arrangements the Company used the following assumptions: dividend yield of 0% and expected term of 3-4 years in each year; expected volatility of 67%-70%; and risk-free interest rate of 0.33%-0.68%.

On March 28, 2011, the board of directors and stockholders of the Company adopted and approved the InspireMD, Inc. 2011 UMBRELLA Option Plan (the “Umbrella Plan”).  Under the Umbrella Plan, the Company reserved 9,468,100 shares of the Company’s common stock as awards to the employees, consultants, and service providers to the Company and its subsidiaries and affiliates worldwide.  At a special meeting of stockholders of the Company held on October 31, 2011, the stockholders approved an amendment to the Umbrella Plan to add an additional 5,531,900 shares of common stock.

The Umbrella Plan currently consists of three components, the primary plan document that governs all awards granted under the Umbrella Plan, and two appendices: (i) Appendix A, designated for the purpose of grants of stock options and restricted stock to Israeli employees, consultants, officers and other service providers and other non-U.S. employees, consultants, and service providers, and (ii) Appendix B, which is the 2011 U.S. Equity Incentive Plan, designated for the purpose of grants of stock options and restricted stock awards to U.S. employees, consultants, and service providers who are subject to the U.S. income tax.

The Umbrella Plan is administered by the compensation committee of the board of directors. Unless terminated earlier by the board of directors, the Umbrella Plan will expire on March 27, 2021.

U.S. federal income tax consequences relating to the transactions described under the Umbrella Plan are set forth in Section 409A, which was added to the Internal Revenue Code of 1986, as amended (the “Code”) and treasury regulations in 2004 to regulate all types of deferred compensation.  If the requirements of Section 409A of the Code are not satisfied, deferred compensation and earnings thereon will be subject to tax as it vests, plus an interest charge at the underpayment rate plus 1% and a 20% penalty tax.  Certain stock options and certain types of restricted stock are subject to Section 409A of the Code.

Israel income tax consequences of awards of options under the Umbrella Plan is general and does not purport to be complete.  Pursuant to the current Section 102 of the Ordinance, which came into effect on January 1, 2003, options may be granted through a trustee (i.e., Approved 102 Options) or not through a trustee (i.e., Unapproved 102 Options).

On July 11, 2011, the board of directors of the Company appointed a new director, (“Director A”), with a term expiring at the Company’s 2012 annual meeting of stockholders. In connection with his appointment, Director A was granted an option to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $1.50 per share, (the “$1.50 Option”).  The $1.50 Option was exercisable immediately and expired on September 30, 2011. In calculating the fair value of options granted under share-based remuneration arrangements the Company used the following assumptions: dividend yield of 0% and expected term of 0.11 years in each year; expected volatility of 53%; and risk-free interest rate of 0.17%.

In addition, in connection with his appointment, Director A was granted an option to purchase 500,000 shares of common stock at an exercise price of $2.50 per share, the closing price of the common stock on the date of grant (the “$2.50 Option”), subject to the terms and conditions of the 2011 U.S. Equity Incentive Plan, a sub-plan of the Company’s 2011 new Option Plan approved on March 28, 2011 (“2011 Umbrella Option Plan”). The $2.50 Option vests and becomes exercisable in three equal annual installments beginning on the one-year anniversary of the date of grant, provided that in the event that Director A is either (i) not reelected as a director at the Company’s 2012 annual meeting of stockholders, or (ii) not nominated for reelection as a director at the Company’s 2012 annual meeting of stockholders, the option vests and becomes exercisable on the date Director A fails to be reelected or nominated. The $2.50 Option has a term of 10 years from the date of grant. In calculating the fair value of options granted under share-based remuneration arrangements the Company used the following assumptions: dividend yield of 0% and expected term of 5.5-6 years in each year; expected volatility of 62%-63%; and risk-free interest rate of 1.67%-1.85%.

The fair value of the options granted to the above-mentioned new director, using the Black-Scholes option-pricing model was approximately $1,700,000.

On September 28, 2011, Director A, exercised the $1.50 Option to purchase 1,000,000 shares of common stock, resulting in gross proceeds to the Company of $1,500,000.

On August 5, 2011 and effective August 8, 2011, the Board appointed another two new directors (“Director B” and “Director C”). Director B was appointed for with a term expiring at the Company’s 2012 annual meeting of stockholders and Director C was appointed for a term expiring at the Company’s 2013 annual meeting of stockholder. In connection with their appointment, the directors were each granted an option to purchase shares of Common Stock at an exercise price of $1.95 per share, the closing price of the Common Stock on the date of grant (the “$1.95 Options”). The grant to Director B was for 100,000 shares and is subject to the terms and conditions of the 2011 U.S. Equity Incentive Plan, a sub-plan of the Company’s 2011 Umbrella Option Plan. The grant to Director C was for 25,000 shares and is subject to the 2006 Employee Stock Option Plan, a sub-plan of the Company’s 2011 Umbrella Option Plan. The $1.95 Options vests and become exercisable in two equal annual installments beginning on the one-year anniversary of the date of grant. In the case of Director B’s option, in the event that the Director B is either (i) not reelected as a director at the Company’s 2012 annual meeting of stockholders, or (ii) not nominated for reelection as a director at the Company’s 2012 annual meeting of stockholders, the option vests and becomes exercisable on the date of Director B’s failure to be reelected or nominated. In the case of Director C’s option, in the event that Director C is required to resign from the Board due to medical reasons, the option vests and becomes exercisable on the date of Director C’s resignation for medical reasons.  The $1.95 Options have terms of 10 years from the date of grant.

In calculating the fair value of options granted under share-based remuneration arrangements the Company used the following assumptions: dividend yield of 0% and expected term of 3-4 years in each year; expected volatility of 67%-70%; and risk-free interest rate of 0.45%-0.78%.

The fair value of the options granted to the above-mentioned new directors, using the Black-Scholes option-pricing model is approximately $118,000.

In addition, on August 5, 2011, 324,644 stock options were granted to former directors at a cash exercise price of $1.23 per share replacing 324,644 stock options held by former directors that expired during the second quarter of 2011.  The options had terms of five years. In calculating the fair value of options granted under share-based remuneration arrangements the Company used the following assumptions: dividend yield of 0% and expected term of 5 years in each year; expected volatility of 62%; and risk-free interest rate of 1.23%.

The fair value of the options granted to the above-mentioned former directors, using the Black-Scholes option-pricing model is approximately $445,000.

On July 20, 2011, Mizrahi Tefahot Bank approved the release of a fixed lien in the amount of $300,000. Following the approval, $300,000 of Restricted Cash was classified to cash and cash equivalents.